UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23582

Modern Capital Funds Trust

1701 Meeting Street

Charleson, SC 29464

(Address of Principal Executive Offices)

Paracorp Inc.

2140 South Dupont Hwy.

Camden DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 3/31/2025

Date of reporting period: 3/31/2025

Item 1. Reports to Stockholders.

Modern Capital Funds Trust Modern Capital Tactical Income Fund Class A Shares - MCTOX

Annual Shareholder Report

March 31, 2025

This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the fiscal year ended March 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.moderncap.com/ or (800) 711-9164.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$108.41	1.05%
What factors influence performance?

The Modern Capital Tactical Income Fund Class A shares achieved returns of 6.61% for the year ending March 31, 2025. The Fund outperformed its secondary benchmark, the HFRI Macro Multi-Strategy Index, which returned 6.04%, but underperformed the S&P 500 High Dividend Index, which returned 13.71%. The index's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund remained underweight growth and overweight in yield-bearing positions; the tilt towards income-focused closed-end funds and international ADRs generated positive income and allowed for higher distributions back to shareholders. However, it left the Fund exposed to underperformance in growth-led equity rallies. The Fund's strategy was also exposed to rate sensitivity, which led to higher durational investments and REITS contributing negatively to Fund performance. Investments in shorter-duration investments and international ADRs, particularly in emerging markets, provided positive performance and boosted the overall return profile of the Fund.

The Fund was able to capitalize on firming macro factors that boosted credit and fixed income, with lower inflation and higher growth in the United States and developed international economies. As well as the rally in emerging markets, particularly Argentina, where improving economic indicators and fiscal stabilization efforts resulted in tighter credit spreads and FX tailwinds. Much of the Fund's negative contributors stemmed from the high yield sector, as higher leveraged and interest sensitive funds lead to wider discounts as the credit market repriced risk and hurt investor flows.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
Short-Duration Credit	High Yield Credit
Financials	REITs
Emerging Markets Credit
How did the Fund perform since its inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Total Return (%)
	One Year	Since Inception* (04/05/2021)
Modern Capital Tactical Income Fund - Class A Shares	6.61%	14.23%
Modern Capital Tactical Income Fund - Class A Shares - with 5.00% sales load	1.29%	12.76%
S&P 500 Index**	8.25%	9.98%
S&P 500 High Dividend Index***	13.71%	7.87%
HFRI 500 Macro: Multi-Strategy Index****	6.04%	6.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://www.moderncap.com/.

*	Inception date of Class A Shares is April 5, 2021.
**	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.
***	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
****	The HFRI 500 Macro Index is a global, equal-weighted index of the largest hedge funds that report to the HFR Database which are open to new investments and offer quarterly liquidity or better. The Macro funds that comprise the index are a subset of the HFRI 500 Fund Weighted Composite Index. The index is rebalanced on a quarterly basis.
Key Fund Statistics
(as of March 31, 2025)
Net Assets	$90,443,207
Number of Holdings	75
Annual Portfolio Turnover	916%
Total Advisory Fees Paid	$440,835
What did the Fund invest in?
(as of March 31, 2025)
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%
Sector Breakdown (% of net assets)

How Has The Fund Changed?

No material fund changes occurred during the fiscal year ended March 31, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://www.moderncap.com/.

Modern Capital Funds Trust Modern Capital Tactical Income Fund Class ADV Shares - MCTDX

Annual Shareholder Report

March 31, 2025

This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the fiscal year ended March 31, 2025, as well as certain changes to the Fund. You can find additional information at https://www.moderncap.com/ or (800) 711-9164.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$106.34	1.03%
What factors influence performance?

Modern Tactical Income Fund Class ADV achieved returns of 6.61% for the year ending March 31, 2025. The Fund outperformed its secondary benchmark, the HFRI Macro Multi-Strategy Index, which returned 6.04%, but underperformed the S&P 500 High Dividend Index, which returned 13.71%. The index's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund remained underweight growth and overweight in yield-bearing positions; the tilt towards income-focused closed-end funds and international ADRs generated positive income and allowed for higher distributions back to shareholders. However, it left the Fund exposed to underperformance in growth-led equity rallies. The Fund's strategy was also exposed to rate sensitivity, which led to higher durational investments and REITS contributing negatively to Fund performance. Investments in shorter-duration investments and international ADRs, particularly in emerging markets, provided positive performance and boosted the overall return profile of the Fund.

The Fund was able to capitalize on firming macro factors that boosted credit and fixed income, with lower inflation and higher growth in the United States and developed international economies. As well as the rally in emerging markets, particularly Argentina, where improving economic indicators and fiscal stabilization efforts resulted in tighter credit spreads and FX tailwinds. Much of the Fund's negative contributors stemmed from the high yield sector, as higher leveraged and interest sensitive funds lead to wider discounts as the credit market repriced risk and hurt investor flows.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
Short-Duration Credit	High Yield Credit
Financials	REITs
Emerging Markets Credit
How did the Fund perform since its inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Total Return (%)
	One Year	Since Inception* (06/23/2021)
Modern Capital Tactical Income Fund - Class ADV Shares	6.61%	12.19%
S&P 500 Index**	8.25%	10.62%
S&P 500 High Dividend Index***	13.71%	7.10%
HFRI 500 Macro: Multi-Strategy Index****	6.04%	8.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://www.moderncap.com/.

*	Inception date of Class ADV Shares is June 23, 2021.
**	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.
***	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
****	The HFRI 500 Macro Index is a global, equal-weighted index of the largest hedge funds that report to the HFR Database which are open to new investments and offer quarterly liquidity or better. The Macro funds that comprise the index are a subset of the HFRI 500 Fund Weighted Composite Index. The index is rebalanced on a quarterly basis.
Key Fund Statistics
(as of March 31, 2025)
Net Assets	$90,443,207
Number of Holdings	75
Annual Portfolio Turnover	916%
Total Advisory Fees Paid	$440,835
What did the Fund invest in?
(as of March 31, 2025)
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%
Sector Breakdown (% of net assets)

How Has The Fund Changed?

No material fund changes occurred during the fiscal year ended March 31, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://www.moderncap.com/.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee. As of the date of this report, the registrant’s audit committee financial expert is Ms. Margaret McCaffrey. Ms. McCaffrey is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – Audit fees billed for the Modern Capital Tactical Opportunities Fund (the “Fund”), a series of the Trust, are reflected in the table below.

March 31, 2025 - $14,000

March 31, 2024 - $14,000

For the fiscal years ended March 31, 2024 and March 31, 20245 these amounts represent in aggregate fees billed for professional services rendered by the registrant’s independent accountant, Tait, Weller, & Baker LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

(b)	Audit-Related Fees – There were no additional fees billed in the fiscal years ended March 31, 2024 and March 31, 2025, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed, in the fiscal years ended March 31, 2024 and March 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the registrant’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

March 31, 2025 - $3,500

March 31, 2024 - $3,500

(d)	All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2024 and March 31, 2024, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)	(1) The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended March 31, 2023 at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the for the fiscal year ended March 31, 2025. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant for services rendered for the fiscal years ended March 31, 2024 and March 31, 2025, are reflected in the table below. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

March 31, 2025 - $17,500

March 31, 2024 - $17,500

(h)	Not Applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information

As of March 31, 2025

Modern Capital Tactical Income Fund

Class A Shares: MCTOX
Class ADV Shares: MCTDX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Modern Capital Tactical Income Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Modern Capital Tactical Income Fund is distributed by Vigilant Distributors, LLC., Member FINRA/SIPC, 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, PA, 19317. There is no affiliation between the Fund, including its principals, and Vigilant Distributors, LLC.

Statements in these Financial Statements that reflect projections or expectations of future financial or economic performance of the Modern Capital Tactical Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at moderncap.com or by calling Shareholder Services at 800-711-9164. The prospectus should be read carefully before investing.

For More Information on the Modern Capital Tactical Income Fund:

See Our Website @ moderncap.com
or
Call Our Shareholder Services Group at 800-711-9164.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS

As of March 31, 2025

Shares		Fair Value
	CLOSED-END FUNDS — 59.2%
17,600	Aberdeen Australia Equity Fund, Inc. (a)	$70,928
81,908	Aberdeen Global Dynamic Dividend Fund	815,804
572,425	Aberdeen Income Credit Strategies Fund (a)	3,371,583
212,240	Aberdeen Total Dynamic Dividend Fund	1,780,694
75,015	AllianceBernstein Global High Income Fund	804,911
42,000	Ares Dynamic Credit Allocation Fund, Inc.	593,040
26,322	Barings Global Short Duration High Yield Fund	397,989
4,276	BlackRock Municipal Income Fund, Inc.	55,674
275,807	Blackstone Strategic Credit Fund	3,331,749
35,972	BNY Mellon High Yield Strategies Fund	91,729
14,429	SRH Total Return Fund, Inc.	248,900
466,460	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,894,941
300,605	Brookfield Real Assets Income Fund, Inc.	3,955,962
48,386	Clough Global Opportunities Fund	236,608
195,086	Destra Multi-Alternative Fund (a)	1,654,329
14,800	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	122,100
34,562	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	281,335
109,201	FS Credit Opportunities Corp.	769,867
199,352	Highland Income Fund	1,036,630
34,594	Highland Global Allocation Fund	288,168
137,296	Invesco Advantage Municipal Income Trust II	1,172,508
43,149	Invesco Municipal Trust	416,388
45,000	Invesco Quality Municipal Income Trust	435,600
20,636	Invesco Trust for Investment Grade Municipals	205,535
76,567	KKR Income Opportunities Fund	941,008
167,198	Liberty All-Star Growth Fund, Inc.	817,598
89,339	The Mexico Fund, Inc.	1,271,294
536,959	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,523,707
3,712	Neuberger Berman Energy Infrastructure and Income Fund, Inc.	33,408
124,000	Nuveen AMT-Free Quality Municipal Income Fund	1,388,800
18,447	Nuveen AMT-Free Municipal Credit Income Fund	228,374
289,773	Nuveen Core Plus Impact Fund	3,097,673
205,833	PGIM Short Duration High Yield Opportunities Fund	3,392,128
79,318	PIMCO High Income Fund	387,865
53,713	RiverNorth Capital and Income Fund, Inc.	816,706
238,412	Saba Capital Income & Opportunities Fund II	2,074,184
226,344	Templeton Emerging Markets Income Fund, Inc.	1,217,731
30,000	The European Equity Fund, Inc.	273,000
10,605	Tortoise Energy Infrastructure Corporation	456,545
342,202	Virtus Global Multi-Sector Income Fund	2,647,788
10,847	Virtus Convertible & Income Fund	140,252
139,415	Voya Emerging Markets High Dividend Equity Fund	744,476

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Shares		Fair Value
	CLOSED-END FUNDS — 59.2% (continued)
26,835	Voya Infrastructure Industrials and Materials Fund	$283,914
375,015	Western Asset Emerging Markets Debt Fund, Inc.	3,708,898
125,242	Western Asset Inflation-Linked Opportunities & Income Fund	1,100,877

	TOTAL CLOSED-END FUNDS — (Cost $53,051,729)	53,579,198

	COMMON STOCK — 16.3%
	BANKING — 1.3%
22,000	Grupo Financiero Galicia S.A. (b)	1,198,340

	CONSUMER DISCRETIONARY — 3.2%
180,295	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	1,992,260
300	Fomento Economico Mexicano S.A.B. de C.V. (b)	29,274
57,699	Korea Electric Power Corp. (b)	427,550
49,052	Arcos Dorados Holdings, Inc.	395,359
		2,844,443
	ENERGY — 2.5%
558,018	Cia Energetica De Minas Gerais - Cernig (b)	982,112
11,989	Transportadora de Gas del Sur (a)(b)	317,229
30,000	Venture Global Inc.	309,000
10,745	Vista Oil & Gas S.A. de C.V. (a)(b)	500,287
5,000	YPF S.A. (a)(b)	175,200
		2,283,828
	FINANCIALS — 1.0%
45,810	Banco BBVA Argentina S.A. (b)	830,077
5,000	Nu Holdings LTD. - Class A (a)	51,200
		881,277
	FIXED INCOME — 0.9%
70,000	PennantPark Floating Rate Capital Ltd	783,300

	MATERIALS — 0.2%
15,000	Loma Negra Compania Industrial Argentina S.A. (a)(b)	164,850

	PREFERRED EQUITY — 1.1%
64,538	Highland Opportunities & Income Fund 5.375% Cum. Pfd. Series B	1,008,406

	REAL ESTATE — 2.6%
180,563	Irsa Inversiones Y Representaciones S.A. (b)	2,329,267

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Shares		Fair Value
	COMMON STOCK — 16.3% (continued)
	TELECOMMUNICATIONS — 2.0%
55,000	AT&T, Inc.	$1,555,400
24,022	Telecom Argentina S.A. (a)(b)	244,784
		1,800,184
	TRANSPORTATION — 0.3%
13,000	Corporacion America Airports S.A. (a)	237,900

	UTILITIES — 1.2%
81,467	Central Puerto S.A. (b)	903,469
7,206	Empresa Distribuidora Y Comercializadora Norte S.A. (a)(b)	220,071
		1,123,540

	TOTAL COMMON STOCK — (Cost $13,662,777)	14,655,335

	EXCHANGE TRADED FUNDS — 3.1%
	FINANCIALS — 3.1%
50,000	Global X Russell 2000 Covered Call ETF	755,500
120,000	Invesco Preferred ETF	1,346,400
12,000	JPMorgan Equity Premium Income ETF	685,680
1,000	JPMorgan Nasdaq Equity Premium Income ETF	51,780
		2,839,360

	TOTAL EXCHANGE TRADED FUNDS — (Cost $2,886,931)	2,839,360

	REAL ESTATE INVESTMENT TRUSTS — 3.5%
205,000	Brandywine Realty Trust	914,300
11,136	Invesco Mortgage Capital Inc.	87,863
492,883	NexPoint Diversified Real Estate Trust	1,887,742
22,294	Seven Hills Realty Trust	278,452
		3,168,357

	TOTAL REAL ESTATE INVESTMENT TRUSTS — (Cost $3,943,908)	3,168,357

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS — 16.8%
	MONEY MARKET FUNDS — 16.8%
15,205,178	First American Government Obligations Fund, Class X (c)	4.272	$15,205,178

	TOTAL SHORT TERM INVESTMENTS — (Cost $15,205,178)		15,205,178

	TOTAL INVESTMENTS — 98.9% - (Cost $88,750,523)		89,447,428
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		995,779
	NET ASSETS — 100.0%		$90,443,207

(a)	Non-income producing security.

(b)	American Depositary Receipt

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025

Assets:
Investments, at value (Cost $88,750,523)	$89,447,428
Receivable for securities sold	1,411,366
Receivable for fund shares sold	32,829
Dividends and interest receivable	308,300
Prepaid expenses and other assets	121,811

TOTAL ASSETS	91,321,734

LIABILITIES
Payable for securities purchased	249,836
Payable for fund shares redeemed	532,806
Payable for fund shares distributed	37,722
Accrued fund administration, fund accounting, and transfer agency fees	23,714
Accrued audit fees and expenses	19,440
Accrued expenses and other liabilities	15,009

TOTAL LIABILITIES	878,527

NET ASSETS	$90,443,207

NET ASSETS CONSIST OF:
Paid-in capital	91,368,909
Distributable Losses	(925,702)

NET ASSETS	$90,443,207

Net Asset Value Per Share:
Class A Shares: (1)
Net Assets	$12,017,322
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,042,337

Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$11.53

Offering price per share (net asset value plus maximum sales charge of 5.00%)	$12.14
Class ADV Shares:
Net Assets	$78,425,885
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,899,979

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.93

(1)	The Class A shares charge a 5.00% maximum sales load on all initial purchases.

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENT OF OPERATIONS
For the Fiscal Year Ended March 31, 2025

INVESTMENT INCOME
Dividend income, (net of witholding tax expense of $43,082)	$5,033,419

TOTAL INVESTMENT INCOME	$5,033,419

EXPENSES
Advisory fees	440,835
Shareholder servicing fees	96,447
Professional fees	126,532
Registration fees	62,140
Trustees’ fees and expenses	21,215
Fund administration and accounting fees	65,870
Transfer agency fees	17,885
Compliance officer fees	42,074
Insurance expense	13,340
Pricing expense	7,125
Printing and postage expenses	11,345
Custodian fees	52,664
Miscellaneous expenses	118,840

TOTAL EXPENSES	1,076,312

Advisory fees waived (note 2)	(318,357)

NET EXPENSES	757,955

NET INVESTMENT INCOME	$4,275,464

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain on Investments	1,129,676
Long-term capital gain distributions from underlying funds	946,970
Total realized gain	2,076,646

Net change in unrealized depreciation on investments	(2,207,274)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(130,628)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,144,836

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024

FROM OPERATIONS
Net investment income	$4,275,464	$2,496,499
Net realized gain from investments	1,129,676	1,553,123
Long-term capital gain distributions from underlying funds	946,970	240,520
Net change in unrealized appreciation/(depreciation) on investments	(2,207,274)	2,701,074

Net increase in net assets resulting from operations	4,144,836	6,991,216

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(115,523)	—
Class ADV	(1,038,770)	—
Total distributions paid from earnings:
Class A	(987,096)	(506,929)
Class ADV	(8,130,613)	(5,531,154)

Net decrease in net assets from distributions to shareholders	(10,272,002)	(6,038,083)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,597,914	1,954,541
Class ADV	51,558,811	21,184,121
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class A	820,404	474,818
Class ADV	9,034,577	5,519,164
Payments for shares redeemed:
Class A	(1,537,939)	(2,023,553)
Class ADV	(22,950,917)	(7,821,122)
Net increase in net assets from shares of beneficial interest	45,522,850	19,287,969

TOTAL INCREASE IN NET ASSETS	39,395,684	20,241,102

NET ASSETS
Beginning of year	51,047,523	30,806,421
End of year	$90,443,207	$51,047,523

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended March 31, 2025	Year Ended March 31, 2024

SHARE ACTIVITY
Class A:
Shares sold	707,446	164,775
Shares reinvested	67,712	39,704
Shares redeemed	(126,446)	(170,615)
Net increase / (decrease) in shares of beneficial interesting outstanding	648,712	33,864

Class ADV:
Shares sold	4,895,383	1,988,331
Shares reinvested	859,987	522,493
Shares redeemed	(2,190,343)	(738,379)
Net increase / (decrease) in shares of beneficial interesting outstanding	3,565,027	1,772,445

SHARES OUTSTANDING
Class A:
Beginning of year/period	393,625	359,761
End of year/period	1,042,337	393,625

Class ADV:
Beginning of year	4,334,952	2,562,507
End of year	7,899,979	4,334,952

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

FINANCIAL HIGHLIGHTS

	Class A
	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Year Ended March 31, 2022 (1)

Net asset value, beginning of year/period	$12.17	$11.58		$11.79		$10.00

From Investment operations:
Net investment income (2)	0.72	0.81		0.59		(0.13)
Net realized and unrealized gain / (loss) on investments	0.07	1.42		0.26		2.42

Total from investment operations	0.79	2.23		0.85		2.29

Less distributions from:
Net investment income	(1.01)	(1.10)		(0.83)		(0.50)
Capital Gains	(0.24)	(0.54)		(0.23)		—
Return of capital	(0.18)	—		—		—

Total distributions	(1.43)	(1.64)		(1.06)		(0.50)

Net Asset Value, end of year/period	$11.53	$12.17		$11.58		$11.79

Total Return (5)	6.61%	20.32	%(7)	7.62%		23.12	%(4)

Net Asset Value, end of year/period (000s)	$12,017	$4,791		$4,167		$2,356

Ratios of:
Gross expenses to average net assets (6) (7)	1.48%	1.81%		5.74%		13.12	%(3)
Net expenses to average net assets (6) (7)	1.05%	1.08	%(9)	4.55	%(8)	7.81	%(3)(8)
Net investment income / (loss) to average net assets (7)	5.94%	6.77%		4.89%		(1.16	)%(3)

Portfolio Turnover Rate	916.24%	876.50%		1228.52%		1496.05	%(4)

(1)	For a share outstanding during the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Total return does not reflect sales charge, if any.

(6)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(7)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund’s expense ratio.

(8)	Net expenses include tax expenses as a result of grantor trust income (Note 2).

(9)	Net expenses include extraordinary expenses incurred by the Fund outside of the Expense Limitation Agreement (Note 3).

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

FINANCIAL HIGHLIGHTS

	Class ADV
	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Year Ended March 31, 2022 (1)

Net asset value, beginning of year/period	$10.67	$10.40		$10.72		$10.00

From Investment operations:
Net investment income (2)	0.61	0.72		0.47		(0.09)
Net realized and unrealized gain / (loss) on investments	0.08	1.23		0.27		1.32

Total from investment operations	0.69	1.95		0.74		1.23

Less distributions from:
Net investment income	(1.01)	(1.14)		(0.83)		(0.51)
Capital Gains	(0.24)	(0.54)		(0.23)		—
Return of capital	(0.18)	—		—		—

Total distributions	(1.43)	(1.68)		(1.06)		(0.51)

Net Asset Value, end of year/period	$9.93	$10.67		$10.40		$10.72
.
Total Return (5)	6.61%	19.97%		7.40%		12.54	%(4)

Net Asset Value, end of year/period (000s)	$78,426	$46,257		$26,369		$16,182

Ratios of:
Gross expenses to average net assets (6) (7)	1.46%	1.81%		5.71%		13.04	%(3)
Net expenses to average net assets (6) (7)	1.03%	1.08	%(9)	4.52	%(8)	7.95	%(3)(8)
Net investment income/(loss) to average net assets (7)	5.79%	6.82%		4.37%		(1.17	)%(3)

Portfolio Turnover Rate	916.24%	876.50%		1228.52%		1496.05	%(4)

(1)	For a share outstanding during the initial period from June 23, 2021 (Commencement of Operations) through March 31, 2022.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Total return does not reflect sales charge, if any.

(6)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(7)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund’s expense ratio.

(8)	Net expenses include tax expenses as a result of grantor trust income (Note 2).

(9)	Net expenses include extraordinary expenses incurred by the Fund outside of the Expense Limitation Agreement (Note 3).

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
Notes to the Financial Statements

As of March 31, 2025

(1)	Organization

The Modern Capital Tactical Income Fund (the “Fund”) is a series of the Modern Capital Funds Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, non-diversified series of the Trust.

The investment objective of the Fund is to provide income and capital gains. The Fund seeks to achieve its investment objective by tactically investing long or short primarily in publicly traded closed-end funds, domestic or foreign common stocks, exchange-traded funds (“ETFs”), sponsored American Depositary Receipts (“ADRs”) and debt instruments. The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund may invest without restriction as to issuer capitalization, currency, or country. However, it focuses primarily on issuers in the $100 million to $10 billion capitalization range and generally limits emerging market exposure to 20% of portfolio assets.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Class ADV Shares. Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in sales loads.

The Class A Shares and Class ADV Shares are subject to distribution plan fees as described in Note 5. The Fund’s Class A Shares are sold with an initial sales charge of 5.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

(2)	Significant Accounting Policies

The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The Fund’s investments in securities are carried at market or fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the- counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by Modern Capital Management Co. (the “Adviser”), the Fund’s investment Adviser. The Board of Trustees (the “Board”) has designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment Adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices or quotations are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data,

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(2)	Significant Accounting Policies (Continued)

Investment Valuation (Continued)

estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation policies and procedures. The Adviser reports to the Board information regarding the fair valuation process and related material matters.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2025, for the Fund’s assets measured at fair value:

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$53,579,198	$—	$—	$53,579,198
Common Stocks (b)	14,655,335	—	—	14,655,335
Exchange-Traded Funds	2,839,360	—	—	2,839,360
Real Estate Investment Trusts	3,168,357	—	—	3,168,357
Short-Term Investments	15,205,178	—	—	15,205,178
Total	$89,447,428	$—	$—	$89,447,428

(a)	The Fund had no Level 2 or Level 3 holdings as of and during the fiscal year ended March 31, 2025.

(b)	Refer to the Schedule of Investments for breakdown by industry.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal tax income purposes.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(2)	Significant Accounting Policies (Continued)

Expenses

The Fund is responsible for all expenses incurred specifically on its behalf by the Trustees. Distribution fees are charged to that class of shares. All other expenses are allocated based upon the daily net assets of each class of shares.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) monthly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of the fiscal year ended March 31, 2024, the Fund changed it’s fiscal tax year end from February 28 to March 31.

For the fiscal tax year ended February 28, 2023, the Fund did not meet the gross income test for qualification as a regulated investment company (“RIC”). In order to continue to qualify as a RIC, the Fund elected to pay an excise tax in the amount of $922,456. The Fund did not meet the gross income test due to their investment in certain Grantor Trusts that generated income that was not considered qualifying under the gross income test.

Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(2)	Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

For the year ended March 31, 2025, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Distributable Earnings	Paid-in Capital
$905,741	$(905,741)

(3)	Transactions with Related Parties and Service Providers

Adviser

The Fund pays a monthly fee to the Adviser calculated at the annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust in which the Adviser has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses, including the Adviser’s management fee, any organizational and offering expenses (exclusive of (i) brokerage fees and commissions; (ii) shareholder servicing fees; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; (v) specialized pricing services and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) in order to limit annual Fund operating expenses to 0.90%, and 0.90% for Class A shares, and Class ADV shares, respectively. These expense limitations will remain in effect until at least July 29, 2025. This agreement may be terminated by the Trust’s Board of Trustees (the “Board”) upon written notice to the Adviser. The agreement may not be terminated by the Adviser without consent of the Board. The Adviser will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the adviser waives or limits the fees and (2) the expense limit in effect at the time the Adviser recovers fees.

For the year ended March 31, 2025, $440,835 in advisory fees were incurred by the Fund, of which $318,357 were waived.

The Adviser may recapture a portion of the amount noted above no later than the years as stated below:

March 31, 2026	March 31, 2027	March 31, 2028	Total
$303,620	$266,482	$318,357	$888,459

Administrator, Fund Accounting and Custody

Gryphon 17, LLC (“Gryphon”), located at 3000 Auburn Drive, suite 410, Beachwood, OH 44122 provides accounting, administrative, and transfer agent services to the Fund. The Fund has entered into a Master Services Agreement (“Services Agreement”) with Gryphon. Under the Services Agreement, Gryphon is responsible for a wide variety of` functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports and are paid fees, computed and payable monthly at an annual rate based on the average daily net assets of the Fund.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(3)	Transactions with Related Parties and Service Providers (Continued)

The Fund incurred $65,870 in administration and fund accounting fees, and $52,664 in custody fees for the year ended March 31, 2025.

Compliance Services

Vigilant Compliance, LLC provides services as the Trust’s Chief Compliance Officer. Vigilant Compliance, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agency

Gryphon also serves as dividend disbursing agent and transfer agent (the “Transfer Agent”) pursuant to the Master Fund Services Agreement with the Trust. The Fund incurred $17,885 in transfer agent fees from Gryphon during the year ended March 31, 2025

Distributor

Vigilant Distributors, LLC. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Related Broker

The Fund utilizes brokerage services through an affiliate of the Adviser. White Mountain Capital, LLC (“White Mountain”), a registered broker-dealer which is wholly owned by the Adviser, acted as the Fund’s fully disclosed clearing broker. During the year ended March 31, 2025, White Mountain received commissions from trading activities in the amount of $2,088,642.

(4)	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and oversight of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Adviser and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Adviser within the meaning of the 1940 Act, as amended (the “Independent Trustees”) receives $2,500 per quarter from the Fund. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.

(5)	Shareholder Services Plan

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) on behalf of its Class A and Class ADV shares that allows it to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.25% per year of the Fund’s average daily net assets for the Class’s shares and may not be used to pay for any services in connection with the distribution and sale of such shares. During the year ended March 31, 2025, the Fund incurred $96,447 in shareholder servicing fees.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(6)	Purchases and Sales of Investment Securities

For the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$598,242,567	$569,391,956

There were no long-term purchases or sales of the U.S. Government Obligations for the period ended March 31, 2025.

(7)	Risks

Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Because the Adviser engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be significantly in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund resulting in duplicative fees and expenses. As such, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the Adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.

Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(7)	Risks (Continued)

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

Interest Rate Risk. Interest rate risk is the risk that debt prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Debt instruments with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

Leverage Risk. The use of leverage by the Fund, by borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Risk. The Adviser’s tactical strategy may not produce the desired results. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues, climate change and climate related events; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(7)	Risks (Continued)

between Russia and Ukraine These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.

China remains a risk factor to both the global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in the offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steal used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability. It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

(8)	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the years ended March 31, 2025 and 2024, February 29, 2024 and February 28, 2023 and 2022 and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund paid $7,493,274 in income, $1,624,435 in long-term capital gain distributions and $1,154,293 in return of capital for the tax year ended March 31, 2025.

The Fund paid $5,617,690 in income and $420,393 in long-term capital gain distributions for the extended tax period ended March 31, 2024.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Continued)

As of March 31, 2025

(8)	Federal Income Tax (Continued)

As of March 31, 2025, the tax-basis cost of investments and components of distributable earnings were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
$88,923,475	$2,468,776	($1,944,823)	$523,953

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation / (Depreciation)	Total Distributable Earnings
$—	$—	($1,449,655)	$523,953	$(925,702)

Other accumulated losses primarily relate to the timing of tax paid under internal revenue code section 851(i)(2) related to the gross income test for qualification as a regulated investment company (“RIC”).

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2025, RBC Capital Markets, LLC held 57% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares of record owned by RBC Capital Markets, LLC are also owned beneficially, or the identity of customers of RBC Capital Markets, LLC who may beneficially own Fund shares.

(10)	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(11)	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

TAIT | WELLER
FOCUS. EXPERTISE. RESULTS.
taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Modern Capital Funds Trust
and the Shareholders of Modern Capital Tactical Income Fund
Mount Pleasant, South Carolina

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Modern Capital Tactical Income Fund, a series of Modern Capital Funds Trust, including the schedule of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of Modern Capital Tactical Income Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the period from April 5, 2021 (commencement of operations) to March 31, 2022 have been audited by other auditors, whose report dated June 8, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund's auditor since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2025

Modern Capital Tactical Income Fund
Additional Information (Unaudited)

As of March 31, 2025

1.	Proxy Voting Policies and Voting Records

A copy of the Adviser’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-711-9164, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Tax Information

We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended March 31, 2025.

The Fund paid $7,493,274 in income, $1,624,435 in long-term capital gain distributions and $1,154,293 in return of capital for the tax year ended March 31, 2025.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)	(2) Not applicable.

(a)	(3) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)	(4) Not applicable.

(a)	(4) Not applicable.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Modern Capital Funds Trust

/s/ Bradley D. Atkins
By Bradley D. Atkins
President and Principal Executive Officer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Bradley D. Atkins
By Bradley D. Atkins
President and Principal Executive Officer
Date: June 4, 2025

/s/ Kristof Wild
By Kristof Wild
Treasurer, Principal Accounting Officer, Principal Financial Officer and Secretary
Date: June 4, 2025